UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                 Maureen E. Kane
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            07/31/09

ITEM 1.  SCHEDULE OF INVESTMENTS.

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2009  (UNAUDITED)

SHARES                                                       VALUE
------------                                             ------------

COMMON STOCK - 96.1%

CONSUMER DISCRETIONARY - 8.7%

  DIVERSIFIED CONSUMER SERVICES - 1.8%
      93,150  Capella Education Co.*                    $ 5,995,134
                                                        -------------

  HOTELS, RESTAURANTS & LEISURE - 0.7%
     203,850  Texas Roadhouse, Inc.*                      2,268,850
                                                        -------------

  INTERNET AND CATALOG RETAIL - 0.7%
      18,400  Priceline.com, Inc.*                        2,385,008
                                                        -------------

  LEISURE EQUIPMENT AND PRODUCTS - 0.5%
      73,450  Pool Corp.                                  1,734,889
                                                        -------------

  MEDIA - 2.3%
     232,400  John Wiley & Sons, Inc.                     7,411,236
                                                        -------------

  SPECIALTY RETAIL - 2.7%
      51,200  Jos. A. Bank Clothiers, Inc.*               1,873,408
     253,400  Monro Muffler Brake, Inc.                   6,737,906
                                                        -------------
                                                          8,611,314
                                                        -------------
                                                         28,406,431
                                                        -------------

CONSUMER STAPLES - 4.8%

  FOOD AND STAPLES RETAILING - 2.2%
     214,800  BJ's Wholesale Club, Inc.*                  7,163,580
                                                        -------------

  FOOD PRODUCTS - 2.6%
     426,400  Darling International, Inc.*                3,010,384
     164,250  TreeHouse Foods, Inc.*                      5,329,913
                                                        -------------
                                                          8,340,297
                                                        -------------
                                                         15,503,877
                                                        -------------

ENERGY - 3.4%

  ENERGY EQUIPMENT AND SERVICES - 2.7%
     103,600  Core Laboratories NV                        8,905,456
                                                        -------------

  OIL, GAS AND CONSUMABLE FUELS - 0.7%
      85,400  Goodrich Petroleum Corp.*                   2,190,510
                                                        -------------
                                                         11,095,966
                                                        -------------

FINANCIALS - 14.5%

  CAPITAL MARKETS - 3.0%
     319,300  Cohen & Steers, Inc.                        5,833,611
      84,550  Piper Jaffray Companies, Inc.*              3,877,463
                                                        -------------
                                                          9,711,074
                                                        -------------

  COMMERCIAL BANKS - 3.0%
     250,750  Webster Financial Corp.                     2,835,983
     265,050  Wintrust Financial Corp.                    6,931,057
                                                        -------------
                                                          9,767,040
                                                        -------------

  DIVERSIFIED FINANCIAL SERVICES - 0.8%
      55,000  Huron Consulting Group, Inc.*               2,439,250
                                                        -------------


SHARES                                                       VALUE
------------                                             ------------


FINANCIALS (CONTINUED)

  INSURANCE - 3.1%
     299,850  Platinum Underwriters Holdings, Ltd.      $10,119,937
                                                        -------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
   1,357,900  MFA Financial, Inc.                        10,048,460
     307,200  Redwood Trust, Inc.                         4,992,000
                                                        -------------
                                                         15,040,460
                                                        -------------
                                                         47,077,761
                                                        -------------

HEALTH CARE - 24.1%

  HEALTH CARE EQUIPMENT AND SUPPLIES - 8.5%
     214,950  ICU Medical, Inc.*                          8,368,003
     276,621  IRIS International, Inc.*                   2,821,534
     306,042  Kensey Nash Corp.*                          8,740,560
     351,400  Meridian Bioscience, Inc.                   7,737,828
                                                        -------------
                                                         27,667,925
                                                        -------------

  HEALTH CARE PROVIDERS AND SERVICES - 8.3%
     593,350  Brookdale Senior Living, Inc.               6,354,778
     142,750  IPC The Hospitalist Co, Inc.*               3,975,588
     187,400  Lincare Holdings, Inc.*                     4,906,132
      60,050  Owens & Minor, Inc.                         2,660,215
     255,900  PSS World Medical, Inc.*                    5,171,739
     150,650  VCA Antech, Inc.*                           3,853,627
                                                        -------------
                                                         26,922,079
                                                        -------------

  HEALTH CARE TECHNOLOGY - 1.8%
      78,800  Quality Systems, Inc.                       4,325,332
      55,750  SXC Health Solutions Corp.*                 1,647,970
                                                        -------------
                                                          5,973,302
                                                        -------------

  LIFE SCIENCES TOOLS AND SERVICES - 3.8%
     872,100  Bruker Corp.*                               8,773,326
      56,300  TECHNE Corp.                                3,593,066
                                                        -------------
                                                         12,366,392
                                                        -------------

  PHARMACEUTICALS - 1.7%
     342,200  Par Pharmaceutical Cos, Inc.*               5,547,062
                                                        -------------
                                                         78,476,760
                                                        -------------

INDUSTRIALS - 11.4%

  AEROSPACE AND DEFENSE - 0.6%
      54,775  HEICO Corp.                                 2,022,841
                                                        -------------

  AIR FREIGHT AND LOGISTICS - 2.9%
     431,250  HUB Group, Inc. Class A*                    9,267,562
                                                        -------------

  COMMERCIAL SERVICES AND SUPPLIES - 3.0%
      65,800  Clean Harbors, Inc.*                        3,432,786
     367,309  Cornell Companies, Inc.*                    6,292,003
                                                        -------------
                                                          9,724,789
                                                        -------------

  CONSTRUCTION AND ENGINEERING - 1.1%
     109,100  Granite Construction, Inc.                  3,696,308
                                                        -------------


                       See Notes to financial statements.

                                  CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - AS OF JULY 31, 2009  (UNAUDITED)

SHARES                                                       VALUE
------------                                             ------------

INDUSTRIALS (CONTINUED)

  ELECTRICAL EQUIPMENT - 2.6%
     215,900  General Cable Corp.*                      $ 8,370,443
                                                        -------------

  MACHINERY - 1.2%
      93,250  ESCO Technologies, Inc.*                    3,831,643
                                                        -------------
                                                         36,913,586
                                                        -------------

INFORMATION TECHNOLOGY - 23.7%

  COMMUNICATIONS EQUIPMENT - 3.7%
     257,350  Polycom, Inc.*                              6,112,062
     245,250  Starent Networks Corp.*                     5,881,095
                                                        -------------
                                                         11,993,157
                                                        -------------

  INTERNET SOFTWARE AND SERVICES - 2.9%
     396,050  j2 Global Communications, Inc.*             9,501,240
                                                        -------------

  IT SERVICES - 2.2%
     126,200  Forrester Research, Inc.*                   2,848,334
     663,300  Online Resources Corp.*                     4,384,413
                                                        -------------
                                                          7,232,747
                                                        -------------

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 3.8%
      28,750  Cabot Microelectronics Corp.*                 975,200
     109,000  Hittite Microwave Corp.*                    3,828,080
     173,300  Silicon Laboratories, Inc.*                 7,422,439
                                                        -------------
                                                         12,225,719
                                                        -------------

  SOFTWARE - 11.1%
     326,950  Commvault Systems, Inc.*                    5,692,200
     497,424  EPIQ Systems, Inc.*                         7,983,655
     407,750  Informatica Corp.*                          7,498,522
     251,550  MICROS Systems, Inc.*                       6,889,955
     196,000  Sourcefire, Inc.*                           3,457,440
     314,100  Websense, Inc.*                             4,648,680
                                                        -------------
                                                         36,170,452
                                                        -------------
                                                         77,123,315
                                                        -------------

MATERIALS - 4.5%

  CHEMICALS - 2.3%
     276,050  Balchem Corp.                               7,660,388
                                                        -------------

  CONTAINERS AND PACKAGING - 2.2%
     138,700  Greif, Inc. Class A                         7,119,471
                                                        -------------
                                                         14,779,859
                                                        -------------

UTILITIES - 1.0%

  ELECTRIC UTILITIES - 1.0%
      68,900  ITC Holdings Corp.                          3,286,530
                                                        -------------

TOTAL INVESTMENT IN COMMON STOCKS - 96.1%
      (Identified cost, $281,640,160)                   312,664,085
                                                        -------------


                                                             VALUE
                                                        -------------


SHORT-TERM INVESTMENT - 2.9%
      (Identified cost, $9,375,824)
   9,375,824  SSgA Government Money Market Fund        $  9,375,824
                                                        -------------

TOTAL INVESTMENTS - 99.0%
      (Identified cost, $291,015,984)+                  322,039,909
                                                        -------------


CASH AND RECEIVABLES LESS LIABILITIES - 1.0%
      Other Assets in Excess of Liabilities               3,169,227
                                                        -------------
NET ASSETS - 100%                                      $325,209,136
                                                        =============

*  Non-income producing security

+ Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:


Gross unrealized appreciation          $    40,698,009
Gross unrealized depreciation               (9,674,084)
                                       ----------------
Net unrealized appreciation            $    31,023,925
                                       ================

Aggregate Cost                         $   291,015,984
                                       ---------------


                       See Notes to financial statements.

                                  CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2009  (UNAUDITED)


SHARES                                                      VALUE
--------------                                          -------------

COMMON STOCK - 97.2%

CONSUMER DISCRETIONARY - 9.9%

  DIVERSIFIED CONSUMER SERVICES - 2.5%
      19,300  Strayer Education, Inc.                   $ 4,098,934
                                                        -------------

  HOTELS, RESTAURANTS & LEISURE - 2.2%
     208,250  Starbucks Corp.*                            3,686,025
                                                        -------------

  MEDIA - 2.2%
     141,200  The DIRECTV Group, Inc.*                    3,657,080
                                                        -------------

  SPECIALTY RETAIL - 3.0%
     145,850  GameStop Corp. Class A*                     3,192,656
      38,200  Ross Stores, Inc.                           1,684,238
                                                        -------------
                                                          4,876,894
                                                        -------------
                                                         16,318,933
                                                        -------------

CONSUMER STAPLES - 9.9%

  BEVERAGES - 1.9%
      56,350  PepsiCo, Inc.                               3,197,863
                                                        -------------

  FOOD AND STAPLES RETAILING - 4.5%
     123,150  CVS Caremark Corp.                          4,123,062
      64,000  Wal-Mart Stores, Inc.                       3,192,320
                                                        -------------
                                                          7,315,382
                                                        -------------

  FOOD PRODUCTS - 2.0%
     165,000  ConAgra Foods, Inc.                         3,238,950
                                                        -------------

  PERSONAL PRODUCTS - 1.5%
      76,350  Avon Products, Inc.                         2,472,213
                                                        -------------
                                                         16,224,408
                                                        -------------

ENERGY - 6.0%

  ENERGY EQUIPMENT AND SERVICES - 4.1%
     100,650  Helmerich & Payne, Inc.                     3,458,334
      62,200  Schlumberger Ltd.                           3,327,700
                                                        -------------
                                                          6,786,034
                                                        -------------

  OIL, GAS AND CONSUMABLE FUELS - 1.9%
      85,100  CONSOL Energy, Inc.                         3,023,603
                                                        -------------
                                                          9,809,637
                                                        -------------

FINANCIALS - 9.6%

  CAPITAL MARKETS - 3.2%
      92,850  The Charles Schwab Corp.                    1,659,230
      22,250  The Goldman Sachs Group, Inc.               3,633,425
                                                        -------------
                                                          5,292,655
                                                        -------------

  DIVERSIFIED FINANCIAL SERVICES - 4.3%
      95,250  JPMorgan Chase & Co.                        3,681,412
     123,700  NYSE Euronext                               3,333,715
                                                        -------------
                                                          7,015,127
                                                        -------------

SHARES                                                       VALUE
--------------                                          -------------

FINANCIALS (CONTINUED)

  INSURANCE - 2.1%
          35  Berkshire Hathaway, Inc. Class A*         $ 3,395,000
                                                        -------------
                                                         15,702,782
                                                        -------------

HEALTH CARE - 13.0%

  BIOTECHNOLOGY - 1.9%
      62,850  Gilead Sciences, Inc.*                      3,075,251
                                                        -------------

  HEALTH CARE EQUIPMENT AND SUPPLIES - 3.5%
      24,900  C.R. Bard, Inc.                             1,831,893
     102,050  St Jude Medical, Inc.*                      3,848,305
                                                        -------------
                                                          5,680,198
                                                        -------------

  HEALTH CARE PROVIDERS AND SERVICES - 5.8%
     161,300  AmerisourceBergen Corp.                     3,180,836
      91,400  Express Scripts, Inc.*                      6,401,656
                                                        -------------
                                                          9,582,492
                                                        -------------

  LIFE SCIENCES TOOLS AND SERVICES - 1.8%
      47,050  TECHNE Corp.                                3,002,731
                                                        -------------
                                                         21,340,672
                                                        -------------

INDUSTRIALS - 11.6%

  AIR FREIGHT AND LOGISTICS - 2.7%
      79,450  CH Robinson Worldwide, Inc.                 4,332,408
                                                        -------------

  COMMERCIAL SERVICES AND SUPPLIES - 3.0%
      95,950  Stericycle, Inc.*                           4,912,640
                                                        -------------

  MACHINERY - 1.7%
      63,450  Deere & Co.                                 2,775,303
                                                        -------------

  ROAD AND RAIL - 2.0%
      82,900  CSX Corp.                                   3,325,948
                                                        -------------

  TRADING COMPANIES AND DISTRIBUTORS - 2.2%
      40,450  WW Grainger, Inc.                           3,636,860
                                                        -------------
                                                         18,983,159
                                                        -------------

INFORMATION TECHNOLOGY - 33.0%

  COMMUNICATIONS EQUIPMENT - 7.0%
     265,200  Cisco Systems, Inc.*                        5,837,052
     121,100  QUALCOMM, Inc.                              5,596,031
                                                        -------------
                                                         11,433,083
                                                        -------------

  COMPUTERS AND PERIPHERALS - 7.0%
      17,600  Apple, Inc.*                                2,875,664
     240,450  Dell, Inc.*                                 3,217,221
              International Business Machines
      46,300   Corp. (IBM)                                5,460,159
                                                        -------------
                                                         11,553,044
                                                        -------------

                       See Notes to financial statements.

                                  CENTURY FUNDS

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) - AS OF JULY 31, 2009  (UNAUDITED)


SHARES                                                      VALUE
--------------                                          -------------

INFORMATION TECHNOLOGY (CONTINUED)

  INTERNET SOFTWARE AND SERVICES - 2.4%
       8,900  Google, Inc. Class A*                     $ 3,943,145
                                                        -------------

  IT SERVICES - 5.9%
     154,950  Accenture Ltd.                              5,434,097
      21,500  MasterCard, Inc. Class A                    4,171,645
                                                        -------------
                                                          9,605,742
                                                        -------------

  SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 3.9%
     165,300  Intel Corp.                                 3,182,025
     146,200  Xilinx, Inc.                                3,171,078
                                                        -------------
                                                          6,353,103
                                                        -------------

  SOFTWARE - 6.8%
     196,890  Microsoft Corp.                             4,630,853
     296,950  Oracle Corp.                                6,571,503
                                                        -------------
                                                         11,202,356
                                                        -------------
                                                         54,090,473
                                                        -------------

MATERIALS - 3.1%

  CHEMICALS - 3.1%
     125,300  Ecolab, Inc.                                5,201,203
                                                        -------------

TELECOMMUNICATION SERVICES - 1.1%

  WIRELESS TELECOMMUNICATION SERVICES - 1.1%
      77,250  NII Holdings, Inc.*                         1,778,295
                                                        -------------

TOTAL INVESTMENT IN COMMON STOCKS - 97.2%
      (Identified cost, $133,012,019)                   159,449,562
                                                        -------------

SHORT-TERM INVESTMENT - 1.9%
      (Identified cost, $3,165,540)
   3,165,540  SSgA Government Money Market Fund           3,165,540
                                                        -------------

TOTAL INVESTMENTS - 99.1%
      (Identified cost, $136,177,559)+                  162,615,102
                                                        -------------


CASH AND RECEIVABLES LESS LIABILITIES - 0.9%
      Other Assets in Excess of Liabilities               1,417,936
                                                        -------------
NET ASSETS - 100%                                      $164,033,038
                                                        =============

*   Non-income producing security

+ Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:


Gross unrealized appreciation       $    28,325,225
Gross unrealized depreciation            (1,887,682)
                                    ----------------
Net unrealized appreciation         $    26,437,543
                                    ================

Aggregate Cost                      $   136,177,559
                                    ----------------

                       See Notes to financial statements.

                                  CENTURY FUNDS

Note 1. Security Valuations

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value each Funds' investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.


     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Effective June 15, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Staff Position No. 157-4 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:


                                                      QUOTED
                                                     PRICES IN
                                                       ACTIVE      SIGNIFICANT
                                                    MARKETS FOR       OTHER       SIGNIFICANT
                                                     IDENTICAL      OBSERVABLE    UNOBSERVABLE
                                                      ASSETS         INPUTS          INPUTS
FUND                                                 (LEVEL 1)      (LEVEL 2)       (LEVEL 3)         TOTAL
-------------------------------------------------------------------------------------------------------------
CENTURY SHARES TRUST
    Common Stock                                 $  159,449,562     $        --        $   --    $ 159,449,562
    Money Market Fund                                        --       3,165,540            --        3,165,540
 -------------------------------------------------------------------------------------------------------------
             Total Investments                   $  159,449,562     $ 3,165,540        $   --    $ 162,615,102
 -------------------------------------------------------------------------------------------------------------
CENTURY SMALL CAP SELECT FUND
    Common Stock                                 $  312,664,085              --        $   --    $ 312,664,085
    Money Market Fund                                       --      $ 9,375,824            --        9,375,824
 -------------------------------------------------------------------------------------------------------------
             Total Investments                   $  312,664,085     $ 9,375,824        $   --    $ 322,039,909
 -------------------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:               September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:               September 29, 2009


By:                 /s/ Julie Smith
                    --------------------------------------
                    Julie Smith
                    Principal Financial Officer

Date:               September 29, 2009

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)